UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6456

Nuveen Premier Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premier Municipal Income Fund, Inc. (NPF)
	January 31, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 1.6% (1.0% of Total Investments)
$ 2,010	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 2,104,269
	2006C-2, 5.000%, 11/15/39
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
1,200	5.250%, 11/15/20	11/15 at 100.00	Baa2	1,247,892
400	5.000%, 11/15/30	11/15 at 100.00	Baa2	389,980
1,000	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist	11/14 at 100.00	A3 (4)	1,132,580
	Medical Center, Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)
4,610	Total Alabama			4,874,721
	Alaska – 0.2% (0.2% of Total Investments)
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	BB–	738,580
	Series 2006A, 5.000%, 6/01/46
	Arizona – 5.5% (3.5% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
100	5.250%, 12/01/24	12/15 at 100.00	BBB	103,058
135	5.250%, 12/01/25	12/15 at 100.00	BBB	138,420
7,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%, 7/01/39 –	No Opt. Call	AA	7,496,440
	FGIC Insured
7,500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue	1/13 at 100.00	Aa1 (4)	7,829,850
	Bonds, Series 2002B, 5.000%, 1/01/25 (Pre-refunded 1/01/13)
1,200	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	1,193,112
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
15,935	Total Arizona			16,760,880
	Arkansas – 0.8% (0.5% of Total Investments)
2,155	Arkansas Development Finance Authority, State Facility Revenue Bonds, Department of Correction	11/15 at 100.00	AA–	2,354,057
	Special Needs Unit Project, Series 2005B, 5.000%, 11/01/25 – AGM Insured
	California – 20.1% (13.0% of Total Investments)
10,000	Anaheim Public Finance Authority, California, Public Improvement Project Lease Bonds, Series	9/17 at 100.00	A1	9,638,000
	2007A-1, 4.375%, 3/01/37 – FGIC Insured
1,350	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	Aa1	1,443,272
	Series 2005, 4.750%, 10/01/28
1,975	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	No Opt. Call	A+	2,143,231
	Series 2004I, 4.950%, 7/01/26 (Mandatory put 7/01/14)
1,700	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	1,881,628
	Series 2009B, 5.500%, 10/01/39
4,900	California State, General Obligation Bonds, Series 2004, 5.000%, 6/01/23 – AMBAC Insured	12/14 at 100.00	A1	5,396,174
500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	461,805
	Health System, Series 2005A, 5.000%, 7/01/39
1,600	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	1,687,344
	Series 2001C, 5.250%, 8/01/31
1,025	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	No Opt. Call	AA–	1,377,354
	Option Bond Trust 3175, 13.832%, 5/15/14 (IF)
1,000	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A+	1,070,370
	Company, Series 1996A, 5.300%, 7/01/21
5,045	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	11/21 at 61.42	A	1,717,570
	Project, Capital Appreciation Series 2011A, 0.000%, 11/01/27
25,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	Aaa	23,891,000
	1995A, 0.000%, 1/01/17 (ETM)
450	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	487,926
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
3,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B–	2,384,235
	Bonds, Series 2007A-1, 5.125%, 6/01/47
6,005	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005E,	7/15 at 100.00	Aa2	6,797,900
	5.000%, 7/01/22 – AMBAC Insured
4,615	Riverside County Redevelopment Agency Jurupa Valley Project Area 2011, California, Tax Allocation	No Opt. Call	A–	826,408
	Bonds Series B, 0.000%, 10/01/38
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
100	5.000%, 9/01/21	9/15 at 102.00	Baa3	104,752
110	5.000%, 9/01/23	9/15 at 102.00	Baa3	113,342
68,875	Total California			61,422,311
	Colorado – 8.5% (5.5% of Total Investments)
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society,	6/16 at 100.00	A–	1,020,060
	Series 2005, 5.000%, 6/01/29
1,150	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004,	9/14 at 100.00	A3	1,171,011
	5.000%, 9/01/25
400	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	A	412,736
	5.000%, 3/01/25
750	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2004,	1/15 at 100.00	A–	800,325
	5.000%, 1/15/17
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
4,060	5.000%, 11/15/23 – FGIC Insured	11/16 at 100.00	A+	4,533,355
6,800	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	A+	7,559,288
8,940	5.000%, 11/15/25 – FGIC Insured	11/16 at 100.00	A+	9,902,480
660	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA–	753,172
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured
23,760	Total Colorado			26,152,427
	Florida – 1.9% (1.3% of Total Investments)
2,500	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue	10/12 at 100.00	BBB+	2,556,450
	Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13
105	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	A3	107,041
	Series 2007, 5.000%, 10/01/34
1,000	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	1,042,410
	Obligation Group, Series 2007, 5.000%, 8/15/42
2,150	Sumter County, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.000%, 6/01/30 –	6/16 at 100.00	A	2,260,424
	AMBAC Insured
5,755	Total Florida			5,966,325
	Georgia – 2.3% (1.5% of Total Investments)
1,000	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/20	No Opt. Call	A–	1,038,350
4,105	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A,	11/13 at 100.00	A1	4,379,255
	5.125%, 11/01/17 – NPFG Insured
1,425	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/21 at 100.00	Aa2	1,519,976
	Medical Center Project, Series 2011B, 5.000%, 10/01/41
6,530	Total Georgia			6,937,581
	Hawaii – 0.7% (0.5% of Total Investments)
2,250	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric	7/12 at 100.00	Baa1	2,265,300
	Company Inc., Series 1999D, 6.150%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)
	Idaho – 0.3% (0.2% of Total Investments)
25	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1996E, 6.350%,	7/12 at 100.00	Aa1	25,067
	7/01/14 (Alternative Minimum Tax)
310	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights	9/22 at 100.00	Baa1	315,989
	Mittigation Series 2012A, 5.000%, 9/01/32 (WI/DD, Settling 2/08/12)
	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial
	Hospital, Series 2006:
500	5.250%, 9/01/26	9/16 at 100.00	BB+	470,345
200	5.250%, 9/01/37	9/16 at 100.00	BB+	173,588
1,035	Total Idaho			984,989
	Illinois – 17.8% (11.5% of Total Investments)
3,000	Bensenville, Illinois, General Obligation Bonds, Series 2011A, 5.000%, 12/15/30 – AGM Insured	12/21 at 100.00	AA–	3,274,560
320	Chicago Public Building Commission, Illinois, General Obligation Lease Certificates, Chicago	No Opt. Call	BBB (4)	356,438
	Board of Education, Series 1990B, 7.000%, 1/01/15 – NPFG Insured (ETM)
4,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	4,581,996
	5.250%, 12/01/40
8,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/24 –	No Opt. Call	Aa3	5,474,932
	FGIC Insured
5,000	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	7/13 at 100.00	AA+	5,084,250
2,000	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1996A, 5.500%, 1/01/29 – NPFG Insured	7/12 at 100.00	A	2,003,080
785	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998B, 5.000%, 1/01/35 – NPFG Insured	7/12 at 100.00	A	785,471
5,000	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A, 5.500%,	No Opt. Call	Aa3	6,037,493
	1/01/30 – NPFG Insured
8,500	Chicago, Illinois, Senior Lien Water Revenue Bonds, Series 2001, 5.750%, 11/01/30 –	No Opt. Call	Aa3	10,552,495
	AMBAC Insured (UB) (7)
200	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BB+	179,592
1,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	1,015,250
	5.500%, 5/15/32 (Pre-refunded 5/15/12)
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
850	5.250%, 1/01/25	1/16 at 100.00	CCC	531,199
1,750	5.250%, 1/01/30	1/16 at 100.00	CCC	1,076,390
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
10,575	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	AA–	6,801,734
10,775	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	AA–	6,609,493
62,525	Total Illinois			54,364,373
	Indiana – 3.2% (2.1% of Total Investments)
2,275	Anderson School Building Corporation, Madison County, Indiana, First Mortgage Bonds, Series	1/14 at 100.00	AA+ (4)	2,499,793
	2003, 5.500%, 7/15/23 (Pre-refunded 1/15/14) – AGM Insured
6,180	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point	No Opt. Call	A	4,074,845
	Community School Corporation, Series 2000, 0.000%, 1/15/23 – NPFG Insured
1,250	Portage, Indiana, Revenue Bonds, Series 2006, 5.000%, 7/15/23	7/16 at 100.00	A	1,306,763
1,700	Saint Joseph County, Indiana, Educational Facilities Revenue Bonds, University of Notre Dame	3/18 at 100.00	Aaa	1,872,329
	du Lac Project, Refunding Series 2009, 5.000%, 3/01/36
1,000	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/15 at 100.00	N/R	171,290
	2005, 5.250%, 2/15/28 (5)
12,405	Total Indiana			9,925,020
	Iowa – 1.0% (0.6% of Total Investments)
4,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	3,018,720
	5.500%, 6/01/42
	Kentucky – 0.8% (0.5% of Total Investments)
1,700	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	No Opt. Call	Baa2	1,895,823
	Medical Health System, Series 2010A, 6.500%, 3/01/45
510	Louisville and Jefferson County Metropolitan Government, Kentucky, Industrial Building Revenue	10/16 at 100.00	A+	525,030
	Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/35
2,210	Total Kentucky			2,420,853
	Louisiana – 6.3% (4.1% of Total Investments)
1,310	Louisiana Housing Finance Agency, GNMA Collateralized Mortgage Revenue Bonds, St. Dominic	3/12 at 100.00	AA+	1,313,642
	Assisted Care Facility, Series 1995, 6.850%, 9/01/25
1,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	1,534,500
	Series 2007A, 5.500%, 5/15/47
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
825	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	863,528
8,880	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	9,137,164
5	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, Trust 660, 16.191%,	5/16 at 100.00	Aa1	5,578
	5/01/34 – FGIC Insured (IF)
3,950	Morehouse Parish, Louisiana, Pollution Control Revenue Bonds, International Paper Company,	No Opt. Call	BBB	4,256,086
	Series 2002A, 5.700%, 4/01/14
2,090	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/12 at 100.00	A–	2,109,228
	Series 2001B, 5.875%, 5/15/39
18,560	Total Louisiana			19,219,726
	Maine – 0.4% (0.2% of Total Investments)
1,130	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2004A-2, 5.000%,	5/13 at 100.00	AA+	1,148,702
	11/15/21 (Alternative Minimum Tax)
	Maryland – 1.2% (0.8% of Total Investments)
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	2,126,860
	Series 2004, 5.375%, 8/15/24
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	BBB	1,543,560
	Health, Series 2006A, 4.750%, 7/01/36 – NPFG Insured
3,500	Total Maryland			3,670,420
	Massachusetts – 4.1% (2.6% of Total Investments)
7,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior	1/20 at 100.00	A	8,150,175
	Lien Series 2010B, 5.000%, 1/01/37
1,000	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College, Series 2004,	10/14 at 100.00	BBB	1,031,710
	5.625%, 10/01/24
3,000	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%,	1/14 at 100.00	A1 (4)	3,279,630
	1/01/24 (Pre-refunded 1/01/14) – FGIC Insured
11,500	Total Massachusetts			12,461,515
	Michigan – 3.9% (2.5% of Total Investments)
2,925	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/17 –	4/13 at 100.00	BB	2,666,898
	SYNCORA GTY Insured
4,600	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%,	7/16 at 100.00	A	4,533,530
	7/01/34 – FGIC Insured
345	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	A+	357,561
815	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	856,850
	2006A, 5.000%, 12/01/31
185	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	N/R (4)	222,252
	2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)
170	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	BBB–	170,180
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
290	Wayne County, Michigan, Airport Revenue Refunding Bonds, Detroit Metropolitan Airport, Series	12/12 at 100.00	A2	299,089
	2002C, 5.375%, 12/01/19 – FGIC Insured
2,735	Wayne County, Michigan, Airport Revenue Refunding Bonds, Detroit Metropolitan Airport, Series	12/12 at 100.00	A2 (4)	2,845,904
	2002C, 5.375%, 12/01/19 (Pre-refunded 12/01/12) – FGIC Insured
12,065	Total Michigan			11,952,264
	Minnesota – 5.2% (3.4% of Total Investments)
4,350	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A2	4,562,193
1,000	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds,	2/14 at 100.00	N/R (4)	1,099,350
	Benedictine Health System – St. Mary’s Duluth Clinic, Series 2004, 5.250%, 2/15/21
	(Pre-refunded 2/15/14)
2,290	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds,	12/13 at 100.00	A3	2,444,667
	HealthPartners Inc., Series 2003, 6.000%, 12/01/20
530	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of St. Thomas,	10/14 at 100.00	A2	577,313
	Series 2004-5Y, 5.250%, 10/01/19
1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/19	10/14 at 100.00	A3	1,089,820
1,000	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D,	No Opt. Call	AA+	1,249,840
	5.000%, 8/01/18
3,000	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street,	12/13 at 100.00	AA	3,197,670
	Series 2003, 5.250%, 12/01/20
1,500	Tobacco Securitization Authority, Minnesota, Tobacco Settlement Revenue Bonds, Tax-Exempt	No Opt. Call	A–	1,630,260
	Series 2011B, 5.250%, 3/01/31
14,670	Total Minnesota			15,851,113
	Mississippi – 0.8% (0.5% of Total Investments)
2,325	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	2,453,061
	Healthcare, Series 2004B-1, 5.000%, 9/01/24
	Missouri – 1.0% (0.7% of Total Investments)
100	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	104,196
	Regional Hospital, Series 2006, 5.000%, 3/01/22
2,880	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/15 at 102.00	BBB+	3,072,384
	Health System, Series 2004, 5.500%, 2/15/24
2,980	Total Missouri			3,176,580
	Nebraska – 1.0% (0.7% of Total Investments)
1,580	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska	No Opt. Call	Aa3	1,829,830
	Medical Center, Series 2003, 5.000%, 11/15/16
390	Grand Island, Nebraska, Electric System Revenue Bonds, Series 1977, 6.100%, 9/01/12 (ETM)	3/12 at 100.00	A1 (4)	403,295
515	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2,	2/17 at 100.00	AA+	879,198
	Series 2006A, 20.018%, 8/01/40 – AMBAC Insured (IF)
2,485	Total Nebraska			3,112,323
	Nevada – 2.2% (1.4% of Total Investments)
4,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	4,495,360
2,050	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority,	7/21 at 100.00	AA	2,242,290
	Refunding Series 2011, 5.000%, 7/01/32
6,050	Total Nevada			6,737,650
	New Hampshire – 0.5% (0.3% of Total Investments)
1,110	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College,	6/19 at 100.00	AA+	1,596,058
	Tender Option Bond Trust 09-7W, 14.607%, 6/01/39 (IF) (7)
	New Jersey – 7.1% (4.6% of Total Investments)
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P,	9/15 at 100.00	A+	1,113,220
	5.250%, 9/01/24
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	No Opt. Call	BBB	2,146,460
	Care System, Refunding Series 2011A, 5.625%, 7/01/32
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A+	546,440
	Appreciation Series 2010A, 0.000%, 12/15/26
3,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	Aaa	3,217,290
	5.500%, 6/15/24 (Pre-refunded 6/15/13)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
25,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	A+	7,466,000
10,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	A+	2,873,700
1,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	1,588,230
2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/25 – AGM Insured	1/15 at 100.00	AA–	2,687,475
46,000	Total New Jersey			21,638,815
	New York – 17.0% (11.0% of Total Investments)
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
660	6.000%, 7/15/30	1/20 at 100.00	BBB–	701,798
1,600	0.000%, 7/15/44	No Opt. Call	BBB–	246,640
1,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/14 at 100.00	AA–	1,626,285
	Upstate Community Colleges, Series 2004B, 5.250%, 7/01/19
1,100	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	No Opt. Call	A	1,245,244
	2011A, 5.750%, 2/15/47
2,200	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	2,182,686
	2/15/47 – NPFG Insured
7,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	AA+	8,548,800
	5.000%, 12/01/25 – FGIC Insured (UB)
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	5,147,450
	Series 2002A, 5.125%, 11/15/21 – FGIC Insured
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	2,225,860
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/23 – AMBAC Insured
2,450	New York City, New York, General Obligation Bonds, Fiscal Series 2003D, 5.250%, 10/15/22	10/13 at 100.00	AA	2,632,966
	(WI/DD, Settling 2/09/12)
1,815	New York City, New York, General Obligation Bonds, Fiscal Series 2003D, 5.250%, 10/15/22	10/13 at 100.00	N/R (4)	1,966,916
	(Pre-refunded 10/15/13) (WI/DD, Settling 2/09/12)
1,050	New York City, New York, General Obligation Bonds, Fiscal Series 2004B, 5.250%, 8/01/15	8/14 at 100.00	AA	1,172,084
4,000	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/20 (UB)	8/14 at 100.00	AA	4,434,600
910	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AA+	1,114,568
	Trust 2364, 17.308%, 11/15/44 – AMBAC Insured (IF)
1,560	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	1,671,524
	Series 2011, 5.000%, 11/15/44
3,250	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C,	6/13 at 100.00	A+	3,412,955
	5.250%, 6/01/22
	New York State Thruway Authority, General Revenue Bonds, Residual Series 2005G:
6,460	5.000%, 1/01/25 – AGM Insured (UB)	7/15 at 100.00	AA–	7,156,646
2,580	5.000%, 1/01/26 – AGM Insured (UB)	7/15 at 100.00	AA–	2,854,615
1,850	New York State Urban Development Corporation, Service Contract Revenue Bonds, Series 2005B,	3/15 at 100.00	AAA	2,065,322
	5.000%, 3/15/24 – AGM Insured (UB)
1,000	New York State Urban Development Corporation, Subordinate Lien Corporate Purpose Bonds, Series	7/14 at 100.00	A	1,071,760
	2004A, 5.125%, 1/01/22
395	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	427,291
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
48,880	Total New York			51,906,010
	North Carolina – 4.4% (2.8% of Total Investments)
10,300	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	No Opt. Call	A	13,369,812
	1993B, 6.000%, 1/01/22 – CAPMAC Insured
	North Dakota – 0.2% (0.1% of Total Investments)
560	Burleigh County, North Dakota, Health Care Revenue Refunding Bonds, St. Alexius Medical Center	7/22 at 100.00	BBB+	569,766
	Project, Series 2012A, 5.000%, 7/01/38
	Ohio – 2.7% (1.7% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,600	5.125%, 6/01/24	6/17 at 100.00	B–	1,261,968
1,055	5.750%, 6/01/34	6/17 at 100.00	B+	785,585
2,355	5.875%, 6/01/47	6/17 at 100.00	B+	1,750,095
4,000	Ohio, Solid Waste Revenue Bonds, Republic Services Inc., Series 2004, 4.250%, 4/01/33	No Opt. Call	BBB	4,179,640
	(Mandatory put 4/01/14) (Alternative Minimum Tax)
250	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds,	10/16 at 100.00	A+	261,378
	Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25
9,260	Total Ohio			8,238,666
	Oklahoma – 1.1% (0.7% of Total Investments)
450	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BB+	423,518
	5.375%, 9/01/36
2,705	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	2,831,486
	System, Series 2006, 5.000%, 12/15/36
3,155	Total Oklahoma			3,255,004
	Oregon – 1.1% (0.7% of Total Investments)
	Oregon State, General Obligation Bonds, State Board of Higher Education, Series 2004A:
1,795	5.000%, 8/01/21	8/14 at 100.00	AA+	1,973,387
1,240	5.000%, 8/01/23	8/14 at 100.00	AA+	1,363,231
3,035	Total Oregon			3,336,618
	Pennsylvania – 2.1% (1.4% of Total Investments)
2,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	A1	2,248,000
	5.000%, 12/01/23 – NPFG Insured
4,500	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA–	4,273,830
	6/01/33 – AGM Insured
6,500	Total Pennsylvania			6,521,830
	Puerto Rico – 1.2% (0.8% of Total Investments)
3,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	2,920,320
	2009A, 0.000%, 8/01/32
10,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A,	5/15 at 11.19	BBB–	724,300
	0.000%, 5/15/50
13,000	Total Puerto Rico			3,644,620
	Rhode Island – 1.3% (0.9% of Total Investments)
4,060	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa1	4,078,676
	Series 2002A, 6.000%, 6/01/23
	South Carolina – 7.3% (4.7% of Total Investments)
2,500	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A1	2,624,575
	Assets for Education, Series 2003, 5.250%, 12/01/24
4,405	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA–	4,926,904
	GROWTH, Series 2004, 5.250%, 12/01/23
3,340	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/13 at 100.00	AA	3,560,073
	2003, 5.250%, 12/01/19 (UB)
3,620	Greenville, South Carolina, Hospital Facilities Revenue Refunding Bonds, Series 2003A, 5.250%,	5/13 at 100.00	AA–	3,741,849
	5/01/21 – AMBAC Insured
310	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds,	11/12 at 100.00	A3 (4)	323,287
	Bon Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
1,190	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds,	11/12 at 100.00	A–	1,198,651
	Bon Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement
	Revenue Bonds, Palmetto Health Alliance, Series 2003C:
4,895	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	5,324,047
605	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	659,468
20,865	Total South Carolina			22,358,854
	South Dakota – 0.6% (0.4% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospitals,	11/14 at 100.00	AA–	1,821,995
	Series 2004A, 5.500%, 11/01/31
	Tennessee – 2.5% (1.6% of Total Investments)
1,585	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding	7/23 at 100.00	Baa1 (4)	1,590,833
	and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25
	(Pre-refunded 7/01/23) – NPFG Insured
1,600	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	1,639,232
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
400	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding	11/17 at 100.00	N/R	29,564
	Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/37 (5), (6)
4,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/26	No Opt. Call	A2	4,271,080
7,585	Total Tennessee			7,530,709
	Texas – 6.4% (4.2% of Total Investments)
1,075	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	10/13 at 101.00	CC	193,737
	Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)
4,245	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H,	No Opt. Call	BBB	1,334,968
	0.000%, 11/15/29 – NPFG Insured
3,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	3,273,090
	5/15/25 – NPFG Insured
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial
	Hospital Project, Series 2005:
400	5.250%, 8/15/21	No Opt. Call	BBB–	420,816
600	5.125%, 8/15/26	No Opt. Call	BBB–	614,652
800	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB–	813,968
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
2,265	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/13 at 100.00	A	2,375,215
	Corporation, Series 2003C, 5.250%, 5/15/25 – AMBAC Insured
950	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	1,027,691
	5.750%, 1/01/38
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	CCC	150,200
	2001C, 5.200%, 5/01/28
3,000	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	3,125,220
	Texas Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
125	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	145,870
	Texas Health Resources Project, Trust 1031, 17.621%, 2/15/30 (IF) (7)
	Texas Tech University, Financing System Revenue Bonds, 9th Series 2003:
3,525	5.250%, 2/15/18 – AMBAC Insured	8/13 at 100.00	AA	3,764,700
2,250	5.250%, 2/15/19 – AMBAC Insured	8/13 at 100.00	AA	2,403,000
23,235	Total Texas			19,643,127
	Utah – 0.1% (0.1% of Total Investments)
315	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001D, 5.500%, 1/01/21	7/12 at 100.00	Aaa	315,435
	(Alternative Minimum Tax)
15	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1996C, 6.450%, 7/01/14	7/12 at 100.00	Aaa	15,041
	(Alternative Minimum Tax)
330	Total Utah			330,476
	Washington – 3.4% (2.2% of Total Investments)
2,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station,	7/12 at 100.00	Aa1	2,043,820
	Series 2002A, 5.750%, 7/01/17 – NPFG Insured
7,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series	7/13 at 100.00	Aa1	7,481,530
	2003A, 5.500%, 7/01/16
1,000	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital,	No Opt. Call	Baa2	1,038,180
	Series 2003, 6.000%, 12/01/23
10,000	Total Washington			10,563,530
	West Virginia – 1.5% (0.9% of Total Investments)
2,000	West Virginia Water Development Authority, Infrastructure Revenue Bonds, Series 2003A, 5.500%,	10/13 at 101.00	AA+ (4)	2,193,200
	10/01/23 (Pre-refunded 10/01/13) – AMBAC Insured
2,150	West Virginia Water Development Authority, Loan Program II Revenue Bonds, Series 2003B,	11/13 at 101.00	A	2,269,024
	5.250%, 11/01/23 – AMBAC Insured
4,150	Total West Virginia			4,462,224
	Wisconsin – 2.8% (1.8% of Total Investments)
160	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare,	5/16 at 100.00	BBB	161,114
	Series 2006, 5.000%, 5/01/32
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	1,040,790
	Series 2004, 5.375%, 5/01/18
205	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community	10/12 at 100.00	AA–	207,349
	Health Obligated Group, Series 2001, 5.375%, 10/01/30
4,410	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/12 at 100.00	BBB+	4,420,496
	Series 1999, 6.250%, 2/15/18 – RAAI Insured
2,500	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured (UB)	5/16 at 100.00	AA	2,844,900
8,275	Total Wisconsin			8,674,649
	Wyoming – 0.4% (0.3% of Total Investments)
1,350	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB+	1,366,484
	5.600%, 12/01/35 (Alternative Minimum Tax)
$ 511,710	Total Investments (cost $435,155,968) – 154.5%			472,877,414
	Floating Rate Obligations – (12.1)%			(37,075,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (41.7)% (8)			(127,700,000)
	Other Assets Less Liabilities – (0.7)%			(2,108,139)
	Net Assets Applicable to Common Shares – 100%			$ 305,994,275

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$472,847,850	$29,564	$472,877,414

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$29,640
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(76)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$29,564

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments was $404,494,537.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$44,717,672
Depreciation	(13,409,543)
Net unrealized appreciation (depreciation) of investments	$31,308,129

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments are 27.0%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premier Municipal Income Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         March 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         March 30, 2012